SEGMENT REPORTING	12 Months Ended
Jun. 30, 2019
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 12 — SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments: multi-channel advertising, event planning and execution, film production and movie theater operating.

The following tables present summary information by segment for the years ended June 30, 2019, 2018 and 2017, respectively:

	For the year ended June 30, 2019
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$7,958,143	$2,604,892	$775,080	$341,575	$11,679,690
Cost of revenue and related taxes	2,580,905	475,901	182,319	148,468	3,387,593
Gross profit	5,377,238	2,128,991	592,761	193,107	8,292,097
Operating expenses	957,517	313,419	93,257	41,098	1,405,291
Income from operations	4,419,721	1,815,572	499,504	152,009	6,886,806
Net income	$3,330,128	$1,367,902	$376,347	$114,542	$5,188,919

	For the year ended June 30, 2018
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$4,005,598	$1,032,195	$—	$—	$5,037,793
Cost of revenue and related taxes	1,443,464	209,335	—	—	1,652,799
Gross profit	2,562,134	822,860	—	—	3,384,994
Operating expenses	252,853	65,157	—	—	318,010
Income from operations	2,309,281	757,703	—	—	3,066,984
Net income	$1,751,062	$574,537	$—	$—	$2,325,599

	For the year ended June 30, 2017
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$2,175,371	$1,642,203	$—	$—	$3,817,574
Cost of revenue and related taxes	807,590	129,190	—	—	936,780
Gross profit	1,367,781	1,513,013	—	—	2,880,794
Operating expenses	389,548	294,073	—	—	683,621
Income from operations	978,233	1,218,940	—	—	2,197,173
Net income	$731,303	$911,266	$—	$—	$1,642,569

	As of June 30,	As of June 30,
	2019	2018
Total assets:	$—	$—
Multi-Channel Advertising	7,311,842	2,068,875
Event Planning and Execution	2,393,342	533,125
Film Production	332,542	291,509
Movie Theater Operating	1,061,294	—
Total Assets	$11,099,020	$2,893,509